Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair value of financial assets and liabilities [Abstract]
Fair value measurement of assets	The accompanying table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not carried at fair value is not included if the carrying amount is a reasonable approximation of fair value. For cash and cash equivalents, loans and receivables, accounts payable, interest accrual and debt
(excluding bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore estimated fair value information is not included.
Philips Group
Fair value of financial assets and liabilities in millions of EUR

as of December 31,	2025					2024
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Carrying amount	Estimated fair value
Financial assets
Carried at fair value:
Debt instruments	302	302			302	231	231
Equity instruments	2	2			2	3	3
Other financial assets	76	76		53	23	54	54
Financial assets carried at FVTP&L	380	380		53	328	288	288
Debt instruments	8	8		8		21	21
Equity instruments	213	213	2		212	222	222
Current financial assets	-	-			-	2	2
Receivables - current	13	13		13		-	-
Receivables - non-current	17	17		17
Financial assets carried at FVTOCI	252	252	2	38	212	244	244
Derivative financial instruments	99	99		82	17	77	77
Financial assets carried at fair value	731	731	2	173	556	609	609
Carried at (amortized) cost:
Cash and cash equivalents	2,794					2,401
Loans and receivables:
Other non-current loans and receivables	103					102
Receivables - current	3,517					3,672
Receivables - non-current	193					208
Financial assets carried at (amortized) cost	6,607					6,382
Total financial assets	7,338					6,992

Financial liabilities
Carried at fair value:
Contingent consideration	(111)	(111)			(111)	(113)	(113)
Financial liabilities carried at FVTP&L	(111)	(111)			(111)	(113)	(113)
Derivative financial instruments	(39)	(39)		(39)		(63)	(63)
Financial liabilities carried at fair value	(149)	(149)		(39)	(111)	(176)	(176)
Carried at (amortized) cost:
Accounts payable	(1,927)					(1,830)
Interest accrual	(95)					(83)
Debt (Corporate bonds and leases)	(7,757)	(7,818)	(6,854)	(963)		(7,397)	(7,363)
Debt (excluding corporate bonds and leases)	(327)					(241)
Financial liabilities carried at (amortized) cost	(10,107)					(9,551)
Total financial liabilities	(10,257)					(9,728)
The accompanying table shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.
Philips Group
Reconciliation of Level 3 fair value measurements in millions of EUR

	2025		2024
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance as of January 1	460	113	503	115
Acquisitions
Purchase	127		86
Sales	(44)		(48)
Utilizations		(1)		(9)
Recognized in profit and loss:
other business income		3		2
financial income and expenses ¹	(17)	1	(23)	3
Recognized in other comprehensive income ²	(43)	(5)	(8)	3
Receivables held to collect and sell			(32)
Reclassification	74		(18)	-
Balance as of December 31	556	111	460	113
[1]Refer to Financial income and expenses for details.
[2]Includes translation differences

Fair value measurement of liabilities	The accompanying table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. Fair value information for financial assets and financial liabilities not carried at fair value is not included if the carrying amount is a reasonable approximation of fair value. For cash and cash equivalents, loans and receivables, accounts payable, interest accrual and debt
(excluding bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore estimated fair value information is not included.
Philips Group
Fair value of financial assets and liabilities in millions of EUR

as of December 31,	2025					2024
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Carrying amount	Estimated fair value
Financial assets
Carried at fair value:
Debt instruments	302	302			302	231	231
Equity instruments	2	2			2	3	3
Other financial assets	76	76		53	23	54	54
Financial assets carried at FVTP&L	380	380		53	328	288	288
Debt instruments	8	8		8		21	21
Equity instruments	213	213	2		212	222	222
Current financial assets	-	-			-	2	2
Receivables - current	13	13		13		-	-
Receivables - non-current	17	17		17
Financial assets carried at FVTOCI	252	252	2	38	212	244	244
Derivative financial instruments	99	99		82	17	77	77
Financial assets carried at fair value	731	731	2	173	556	609	609
Carried at (amortized) cost:
Cash and cash equivalents	2,794					2,401
Loans and receivables:
Other non-current loans and receivables	103					102
Receivables - current	3,517					3,672
Receivables - non-current	193					208
Financial assets carried at (amortized) cost	6,607					6,382
Total financial assets	7,338					6,992

Financial liabilities
Carried at fair value:
Contingent consideration	(111)	(111)			(111)	(113)	(113)
Financial liabilities carried at FVTP&L	(111)	(111)			(111)	(113)	(113)
Derivative financial instruments	(39)	(39)		(39)		(63)	(63)
Financial liabilities carried at fair value	(149)	(149)		(39)	(111)	(176)	(176)
Carried at (amortized) cost:
Accounts payable	(1,927)					(1,830)
Interest accrual	(95)					(83)
Debt (Corporate bonds and leases)	(7,757)	(7,818)	(6,854)	(963)		(7,397)	(7,363)
Debt (excluding corporate bonds and leases)	(327)					(241)
Financial liabilities carried at (amortized) cost	(10,107)					(9,551)
Total financial liabilities	(10,257)					(9,728)
The accompanying table shows the reconciliation from the beginning balance to the end balance for Level 3 fair value measurements.
Philips Group
Reconciliation of Level 3 fair value measurements in millions of EUR

	2025		2024
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance as of January 1	460	113	503	115
Acquisitions
Purchase	127		86
Sales	(44)		(48)
Utilizations		(1)		(9)
Recognized in profit and loss:
other business income		3		2
financial income and expenses ¹	(17)	1	(23)	3
Recognized in other comprehensive income ²	(43)	(5)	(8)	3
Receivables held to collect and sell			(32)
Reclassification	74		(18)	-
Balance as of December 31	556	111	460	113
[1]Refer to Financial income and expenses for details.
[2]Includes translation differences

Financial assets subject to offsetting	Philips Group
Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in millions of EUR

	2025	2024
Derivatives
Gross amounts of recognized financial assets	82	72
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	82	72

Related amounts not offset in the balance sheet
Financial instruments	(32)	(45)
Net amount	51	27

Financial liabilities subject to offsetting	Philips Group
Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in millions of EUR

	2025	2024
Derivatives
Gross amounts of recognized financial liabilities	(39)	(63)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(39)	(63)

Related amounts not offset in the balance sheet
Financial instruments	32	45
Net amount	(7)	(18)